Organization and basis of presentation (Policy)	6 Months Ended
Jun. 30, 2013
Organization and basis of presentation [Abstract]
Basis of Financial Statement Presentation
Basis of Financial Statement Presentation

The accompanying audited consolidated financial statements of National Automation Services, a Nevada corporation ("Company"), have been prepared by the Company pursuant to the rules and regulations of the Securities and Exchange Commission ("SEC"). Certain information and footnote disclosures normally included in financial statements prepared in accordance with generally accepted accounting principles have been condensed or omitted in accordance with such rules and regulations. The information furnished in the consolidated financial statements includes normal recurring adjustments and reflects all adjustments, which, in the opinion of management, are necessary for a fair presentation of such financial statements. As used in these Notes to the Consolidated Financial Statements, the terms the "Company," "we," "us," "our," and similar terms refer to National Automation Services and, unless the context indicates otherwise its consolidated subsidiaries.

The consolidated financial statements include the accounts of the Company and its subsidiaries. All significant intercompany transactions and accounts have been eliminated in consolidation. These financial statements have been presented in accordance with the rules governing a smaller reporting company for both periods of June 30, 2013 and June 30, 2012.

These condensed consolidated financial statements should be read in conjunction with the consolidated audited financial statements and notes thereto included in the Company's annual Report on Form 10-K filed with the SEC, from which the balance sheet information as of December 31, 2012 was derived.

Business Overview
Business Overview

NAS is a public holding company that serves the Industrial Automation market place. Our offerings are needed by a wide variety of companies across varied market segments, from food processing to nuclear power, both private and public sectors.

Our business plan is to acquire companies with track records of long term, stable, and profitable operations.  Each subsidiary operates as its own entity with current management retained. This will allow the Company's management to focus on maintaining or increasing current levels of revenues and profitability.  Each subsidiary provides their financials to NAS and the Company will make site visits to ensure companies are in compliance for reporting and monitoring purposes.  As of June 30, 2013, the Company has two (2) subsidiaries which are dormant with no production. One is located in Nevada and the other is located in Arizona.

The Company has evaluated the scope of its business plan and has modified it to reduce corporate overhead functions leaving all operating activities at the subsidiary level. The benefits of this new direction will begin to be realized in late 2013.

Use of Estimates
Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Potential Derivative Instruments
Potential Derivative Instruments

We periodically assess our financial and equity instruments to determine if they require derivative accounting. Instruments which may potentially require derivative accounting are conversion features of debt and common stock equivalents in excess of available authorized common shares.

Earnings (loss) per share basic and diluted
Earnings (loss) per share basic and diluted

Earnings per share are calculated in accordance with the Earnings per Share Topic of the Financial Accounting Standards Board Accounting Standard Codification ("FASB ASC"). The weighted-average number of common shares outstanding during each period is used to compute basic earnings (loss) per share. Diluted earnings per share are computed using the weighted average number of shares plus dilutive potential common shares outstanding.

Potentially dilutive common shares consist of employee stock options, warrants, and other convertible securities, are excluded from the diluted earnings per share computation in periods where the Company has incurred net loss. For the six months ended June 30, 2013, the Company had incurred a net loss.

Fair Value Accounting
Fair Value Accounting

As required by the Fair Value Measurements and Disclosures Topic of the FASB ASC, fair value is measured based on a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows: (Level 1) observable inputs such as quoted prices in active markets; (Level 2) inputs, other than the quoted prices in active markets, that are observable either directly or indirectly; and (Level 3) unobservable inputs in which there is little or no market data, which require the reporting entity to develop its own assumptions (for additional information see Note 8: Fair value).

           The three levels of the fair value hierarchy are described below:

Level 1          Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2          Quoted prices in markets that are not active, or inputs that are observable, either directly or indirectly, for substantially the full term of the asset or liability;

Level 3          Prices or valuation techniques that require inputs that are both significant to the fair value measurement and unobservable (supported by little or no market activity).